Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and other income
Other income	$ 423	$ 349	$ 313
Finance income	663	769	773
Currency exchange losses charged to the income statementa	38	37	368
Expenditure on research and development	332	364	429
Finance costs
Interest payable on lease liabilities	337	379	51
Interest costs capitalised	(345)	(374)	(419)
Expense due to unwinding of discount on provisions	437	505	210
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	520	569	539
Finance costs	$ 3,115	$ 3,489	$ 2,528
Capitalisation rate of borrowing costs eligible for capitalisation	2.75%	3.50%	3.56%
Tax relief on capitalized interest	$ 83	$ 51	$ 55
Interest Expense, Repayment Of Borrowings	158
Measured at amortized cost
Interest and other income
Interest income from	215	371	421
Financial assets at fair value, class [member]
Interest and other income
Interest income from	25	49	39
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	2,166	2,410	2,147
Gulf of Mexico Oil Spill
Interest and other income
Costs relating to Gulf of Mexico oil spill, pre-interest and tax	$ 255	$ 319	$ 714